Prepayments and Other Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Receivables
Lease prepayments, current portion	¥ 534	$ 84	¥ 534
Other receivables	665	104	569
Total prepayments and other receivables	¥ 1,199	$ 188	¥ 1,103